Related Party Disclosures (Tables)	6 Months Ended
Dec. 31, 2023
Related Party Disclosures [Abstract]
Schedule of the Transactions with Related Parties During the Financial Year	The Group had the following transactions with related parties during the financial period:
	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

Related companies
- Rendering of information technology system services fee	25,000,000	-
- Site support and maintenance services fee	436,300	-
- Project management fee income	-	-
- Project management fee expenses&	(12,000,000)	-

Related parties
- Rendering of information technology system	-	-
- Renovation work	-	-
- Rental paid	(66,000)	(66,000)